Stock Plans (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Changes in restricted RAI common stock and restricted stock units
Outstanding at beginning of year	4,845,861
Weighted Average Grant Date Fair Value, Outstanding at beginning of year	$ 21.87
Granted	1,565,205
Weighted Average Grant Date Fair Value, Granted	$ 34.00
Forfeited	(544,032)
Weighted Average Grant Date Fair Value, Forfeited	$ 24.93
Vested	(456,305)
Weighted Average Grant Date Fair Value, Vested	$ 30.94
Outstanding at end of year	5,410,729
Weighted Average Grant Date Fair Value, Outstanding at end of year	$ 24.30